Non Current Liabilities - Employee Benefits (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure [Abstract]
Disclosure of Detailed Information of Employee Benefits Current Liabilities

	Consolidated
	June 30, 2026	June 30, 2025
	A$	A$
Long service leave	282,107	230,441
Provision for retirement payment	44,746	35,450

	326,853	265,891